Parent Company - Guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Virtu Financial, LLC and subsidiaries | Senior Secured Credit Facility
Guarantees
Outstanding principal balance	$ 502.7	$ 510.0